ACQUISITIONS (Details)	12 Months Ended			0 Months Ended		4 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Aug. 16, 2011 DemagAG USD ($)	Aug. 16, 2011 DemagAG EUR (€)	Dec. 31, 2011 DemagAG USD ($)	Dec. 31, 2011 DemagAG USD ($)	Dec. 31, 2010 DemagAG USD ($)	Dec. 31, 2009 Port Equipment Business Member USD ($)	Dec. 31, 2011 DemagAG USD ($)	Dec. 31, 2011 Materials Processing USD ($)	Dec. 31, 2010 Materials Processing USD ($)	Dec. 31, 2009 Materials Processing USD ($)	May 31, 2011 Materials Processing USD ($)	Dec. 31, 2011 Aerial Work Platforms USD ($)	Dec. 31, 2010 Aerial Work Platforms USD ($)	Dec. 31, 2009 Aerial Work Platforms USD ($)	Oct. 31, 2011 Aerial Work Platforms USD ($)	Dec. 31, 2010 AWP, Cranes and MP segments Member USD ($)	Dec. 31, 2011 Cranes USD ($)	Dec. 31, 2010 Cranes USD ($)	Dec. 31, 2009 Cranes USD ($)	Jul. 23, 2009 Cranes USD ($)
Business Acquisition, Date of Acquisition [Abstract]
Date of acquisition				August 16, 2011	August 16, 2011
Business Acquisition, Percentage of Voting Interests Acquired				81.00%	81.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Increased tender offer price (in Euros per share)					€ 45.50
Total cash consideration				$ 1,100,000,000
Aggregate purchase price														5,000,000				25,000,000	35,000,000				126,000,000
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Company's ownership percentage							82.00%
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Liabilities						(38,400,000)
BusinessCombinationProvisionalInformationInitialAccountingIncompleteAdjustmentTaxLiabilities						9,800,000
Goodwill, Purchase Accounting Adjustments						(28,600,000)
Business Combination, Step Acquisition [Abstract]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage				1.00%	1.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value				14,600,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net							3,000,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value				253,000,000
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net [Abstract]
Current assets				603,400,000
Trade receivables				253,300,000
Property, plant and equipment				308,000,000
Intangible assets not subject to amortization				129,700,000
Intangible assets subject to amortization				302,300,000
Other assets				131,000,000
Goodwill				821,500,000
Total assets acquired				2,549,200,000
Current liabilities, including current portion of long-term debt				471,400,000
Long-term debt				169,500,000
Postemployment benefit obligation				188,900,000
Other noncurrent liabilities				329,800,000
Total liabilities assumed				1,159,600,000
Net assets acquired				1,389,600,000
Severance accruals						3,900,000
Business Combination, Acquisition Related Costs							15,800,000		9,100,000
Net sales	6,504,600,000	4,418,200,000	3,858,400,000							617,000,000	682,800,000	533,100,000	353,600,000		1,750,000,000	1,076,300,000	845,300,000			1,543,000,000	1,419,200,000	1,739,100,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual						(10,200,000)
Business Acquisition, Pro Forma Information [Abstract]
Net sales (in dollars)							7,414,700,000	6,493,300,000
Net income attributable to Terex Corporation (in dollars)							$ 33,600,000	$ 352,000,000
Basic earnings per share attributable to Terex Corporation common stockholders (in dollars per share)							$ 0.31	$ 3.24
Diluted earnings per share attributable to Terex Corporation common stockholders (in dollars per share)							$ 0.30	$ 3.24